Borrowings - Arrangements of long term debt (Details) $ / shares in Units, $ in Thousands, € in Millions, ¥ in Millions, ¥ in Millions	1 Months Ended													12 Months Ended
	Dec. 31, 2017 CNY (¥) agreement	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 USD ($)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 CNY (¥)	Feb. 28, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	May 31, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Jun. 30, 2014 JPY (¥)	Jan. 31, 2014 EUR (€)	Aug. 31, 2013 USD ($)	Dec. 31, 2017 CNY (¥) agreement	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 JPY (¥) agreement	Dec. 31, 2017 EUR (€) agreement	Dec. 31, 2017 USD ($) agreement $ / shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding balance																		$ 1,876,236		$ 1,265,811	$ 466,232
Property, plant and equipment and land use right pledged as security																		362,300		631,400	323,900
2013 USD loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount													$ 470,000
Term of loan													7 years
Drawn down																		260,000
Repaid																		249,200
Outstanding balance																		$ 10,760		10,760	10,760
2013 USD loan (SMIC Shanghai) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%													5.03%		5.03%	5.03%	5.03%
2013 USD loan (SMIC Shanghai) | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	5.71%													5.71%		5.71%	5.71%	5.71%
2015 RMB loan I (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥										¥ 1,000.0
Term of loan										15 years
Drawn down	¥ 1,000.0													¥ 1,000.0				$ 153,000
Outstanding balance																		$ 153,041		144,155	154,095
Interest rate	1.20%													1.20%		1.20%	1.20%	1.20%
2015 RMB loan II (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount																					475,000
Term of loan										10 years
Drawn down	¥ 475.0													¥ 475.0				$ 72,700
Outstanding balance																		$ 72,694		68,473	73,195
Interest rate	1.20%													1.20%		1.20%	1.20%	1.20%
2015 CDB RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥										¥ 195.0
Term of loan										15 years
Drawn down	¥ 195.0													¥ 195.0				$ 29,200
Outstanding balance	¥ 191.0													¥ 191.0				$ 29,231		28,110	30,048
Interest rate	1.20%													1.20%		1.20%	1.20%	1.20%
2016 CDB RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥								¥ 1,460.0
Term of loan								15 years
Drawn down	¥ 1,460.0													¥ 1,460.0				$ 223,400
Outstanding balance																		$ 223,440		210,466
Interest rate	1.20%													1.20%		1.20%	1.20%	1.20%
2017 CDB RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥	¥ 5,400.0													¥ 5,400.0
Term of loan	7 years
Drawn down	¥ 1,214.0													¥ 1,214.0				$ 185,800
Outstanding balance																		$ 185,792
Interest rate	4.46%													4.46%		4.46%	4.46%	4.46%
2015 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥										¥ 500.0
Term of loan										3 years
Drawn down	¥ 500.0													¥ 500.0				$ 76,500
Outstanding balance																		$ 76,520		72,077	73,966
Interest rate	2.65%													2.65%		2.65%	2.65%	2.65%
2017 EXIM RMB loan (SMIC Shanghai)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥					¥ 1,000.0
Term of loan					2 years
Drawn down					¥ 1,000.0													$ 153,000
Outstanding balance																		153,041
Interest rate					2.65%
2016 EXIM RMB loan I (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥							¥ 240.0								¥ 240.0
Term of loan							2 years
Drawn down	¥ 240.0													¥ 240.0				36,700
Outstanding balance																		$ 36,730		34,597
Interest rate	2.65%													2.65%		2.65%	2.65%	2.65%
2016 EXIM RMB loan II (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥									¥ 400.0
Term of loan									3 years
Drawn down	¥ 400.0													¥ 400.0				$ 61,200
Outstanding balance																		$ 61,216		57,662
Interest rate	2.65%													2.65%		2.65%	2.65%	2.65%
2017 EXIM RMB loan (SMIC Beijing)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥		¥ 500.0
Term of loan		5 years
Drawn down	¥ 500.0													¥ 500.0				$ 76,500
Outstanding balance																		$ 76,520
Interest rate	2.92%													2.92%		2.92%	2.92%	2.92%
2016 EXIM RMB loan (SMIC)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥								¥ 500.0
Term of loan								3 years
Drawn down	¥ 500.0													¥ 500.0				$ 76,500
Outstanding balance																		$ 76,520		72,077
2016 EXIM RMB loan (SMIC) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	2.75%													2.75%		2.75%	2.75%	2.75%
2016 EXIM RMB loan (SMIC) | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.05%													3.05%		3.05%	3.05%	3.05%
2017 EXIM RMB loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥						¥ 500.0
Term of loan						3 years
Drawn down	¥ 500.0													¥ 500.0				$ 76,500
Outstanding balance																		$ 76,520
Interest rate	4.04%													4.04%		4.04%	4.04%	4.04%
2017 EXIM USD loan (SMIC Tianjin)
Disclosure of detailed information about borrowings [line items]
Principal amount			$ 25,000
Term of loan			5 years
Drawn down																		$ 25,000
Outstanding balance																		$ 25,000
Interest rate	2.65%													2.65%		2.65%	2.65%	2.65%
2017 EXIM RMB loan (SMIC Shenzhen)
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 500,000
Term of loan	5 years
Drawn down	¥ 500.0													¥ 500.0				76,500
Outstanding balance																		$ 76,520
2017 EXIM RMB loan (SMIC Shenzhen) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	3.40%													3.40%		3.40%	3.40%	3.40%
2014 Cassa Depositie Prestiti loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Principal amount | €												€ 35.8
Term of loan												10 years
Drawn down | €																	€ 35.8
Repaid | €																	11.8
Outstanding balance																	€ 24.4	$ 25,871		26,026
Interest rate	0.50%													0.50%		0.50%	0.50%	0.50%
Secured by bank deposits | €												€ 14.3
Present value of debt | €																	€ 21.5
Principal amount payable | €																	24.0
Interest cash flow | €																	0.4
2014 MPS capital service loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Principal amount | €												€ 4.0
Term of loan												10 years
Drawn down | €																	4.0
Outstanding balance																	€ 4.8	$ 5,132		4,578
Interest rate	6.00%													6.00%		6.00%	6.00%	6.00%
Secured by bank deposits | €												€ 1.6
Present value of debt | €																	€ 4.2
Principal amount payable | €																	4.0
Interest cash flow | €																	€ 0.8
2014 Citizen Finetech Miyota loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Principal amount | ¥											¥ 480.0
Term of loan											5 years
Drawn down | ¥																¥ 480.0
Repaid | ¥																58.0
Outstanding balance																¥ 439.0		$ 3,502		3,926
Interest rate	4.04%													4.04%		4.04%	4.04%	4.04%
Present value of debt																¥ 406.0		$ 3,500
Principal amount payable | ¥																422.0
Interest cash flow | ¥																¥ 17.0
2017 Banca del Mezzogiorno loan (LFoundry)
Disclosure of detailed information about borrowings [line items]
Principal amount | €				€ 1.2
Term of loan				9 years
Drawn down																	€ 1.2	1,500
Outstanding balance																		$ 1,529
2017 Banca del Mezzogiorno loan (LFoundry) | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate	0.80%													0.80%		0.80%	0.80%	0.80%
Finance lease payables
Disclosure of detailed information about borrowings [line items]
Outstanding balance																		$ 6,252		7,057
Remaining lease term															5 years
Effective interest rate														3.68%
Loans from non-controlling interests shareholders
Disclosure of detailed information about borrowings [line items]
Principal amount | €																			€ 15.0
Term of loan															7 years
Drawn down | €																	€ 10.6
Outstanding balance																	€ 10.6	$ 12,750		1,627
Interest rate	3.50%													3.50%		3.50%	3.50%	3.50%
Others
Disclosure of detailed information about borrowings [line items]
Principal amount																		$ 487,700			$ 0
Outstanding balance																		$ 487,655		$ 482,579
Number of financing arrangements | agreement	3													3		3	3	3
Maximum repurchase price (in dollars per share) | $ / shares																		$ 1.0